UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C. 20549

                          FORM 13F


                     FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [   ]: Amendment Number:____

This Amendment (Check only one):

[   ]  is a restatement
[   ]  adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:       DKR Oasis Management Company L.P.
Address:    1281 East Main Street
            Stamford, CT 06902

13F File Number:  28-13553

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Phillip M. Meyer
Title:	Chief COmpliancce Officer and Legal Counsel
Phone:	(852) 2847-7798


Signature, Place, and Date of Signing:

/s/ Phillip M. Meyer, Hong Kong, 08/13/2009

Report Type (Check only one):

[X] 	 13F HOLDINGS REPORT.
[   ] 	 13F NOTICE.
[   ] 	 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE



                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: None

No.  Form 13F File Number    Name
None

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total: $65,065.49 (x1000)

No Puts and Calls

                        Form 13F Information Table


Name Of Issuer                   Title Of Class      Cusip        Value (x1000)       Quantity   Shrs/ Other Invt      Vtng
                                                                                                 PRN     Mgr Disc      Authy

ALTERNATIVE ASSET MGMT ACQU      *W EXP 08/01/201    02149U119            13.00        100,000   PRN         Sole      Sole
BOISE INC                        *W EXP 06/18/201    09746Y113             3.72         37,195   PRN         Sole      Sole
CITIGROUP INC                    COM                 172967101        11,278.05      3,797,323   SH          Sole      Sole
FISHER SCIENTIFIC INTL INC       NOTE 2.500%10/0     338032AW5        34,825.26     20,100,000   PRN         Sole      Sole
HUMAN GENOME SCIENCES INC        NOTE 2.250%10/1     444903AK4         1,210.00      2,000,000   PRN         Sole      Sole
INFORMATION SERVICES GROUP I     *W EXP 01/31/201    45675Y112             7.69        109,700   PRN         Sole      Sole
PHOENIX TECHNOLOGY LTD           COM                 719153108           436.31        161,000   SH          Sole      Sole
RASER TECHNOLOGIES INC           COM                 754055101         3,079.31      1,099,753   SH          Sole      Sole
TREMISIS ENERGY ACQ CORP II      *W EXP 12/05/201    89472N119            24.00        200,000   PRN         Sole      Sole
TRIAN ACQUISITION I CORP         *W EXP 01/23/201    89582E116             6.74         29,300   PRN         Sole      Sole
2020 CHINACAP ACQUIRCO INC       *W EXP 11/08/201    90212G117            33.75        225,000   PRN         Sole      Sole
US BANCORP DEL                   DBCV 12/1           902973AM8        14,044.50     15,000,000   PRN         Sole      Sole
UNITED REFINING ENERGY CORP      *W EXP 12/11/201    911360113            45.00        500,000   PRN         Sole      Sole
SEANERGY MARITIME HLDGS CORP     *W EXP 09/24/201    Y73760111            58.16        290,800   PRN         Sole      Sole
